Nov. 20, 2015
Dreyfus Connecticut Fund
Dreyfus Connecticut Fund

November 20, 2015

DREYFUS STATE MUNICIPAL BOND FUNDS

- Dreyfus Connecticut Fund

Supplement to Summary Prospectus dated November 20, 2015 and Statutory Prospectus dated September 1, 2015, As Revised November 20, 2015

Until January 1, 2016, notwithstanding any contrary information contained in the summary or statutory prospectus, each fund will normally invest substantially all of its assets in municipal bonds that provide income exempt from federal income tax and the income taxes of the state after which it is named.  Thereafter, each fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal bonds, and may invest a portion of its assets in municipal bonds (as defined in the summary prospectus dated November 20, 2015 and statutory prospectus dated September 1, 2015, As Revised November 20, 2015) that do not pay income exempt from the income taxes of the state after which the fund is named.